Unaudited Condensed Statements of Changes in Consolidated Shareholders' Equity $ in Thousands, € in Millions	USD ($) shares		Share Capital Ordinary Shares [member] shares	Share Capital Preference Shares [Member] shares	Issued capital [member] USD ($)		Premiums Related to Share Capital [member] USD ($)		Premiums Related to Share Capital [member] EUR (€)	Currency Translation Adjustment [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)		Income (loss) [member] USD ($)
Beginning balance at Dec. 31, 2024	$ 131,033				$ 5,889		$ 494,288			$ (39,537)	$ (292,846)		$ (36,761)
Beginning balance, shares at Dec. 31, 2024 | shares			72,093,873	28,000,000
Net income (loss)	(41,863)												(41,863)
Other comprehensive income (loss)	5,683									5,652	31
Total Comprehensive income (loss)	$ (36,180)									5,652	31		(41,863)
Allocation of prior period loss							(63,000)		€ 58.2		26,239	[1]	36,761	[1]
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount					13		3				(15)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	231,356		231,356
Non-cash stock-based compensation expense	$ 2,258						2,258
Ending balance at Jun. 30, 2025	97,111				5,902		433,549			(33,885)	(266,592)		(41,863)
Ending balance, shares at Jun. 30, 2025 | shares			72,325,229	28,000,000
Beginning balance at Dec. 31, 2025	75,901				5,903		437,445			(33,316)	(266,538)		(67,593)
Beginning balance, shares at Dec. 31, 2025 | shares			72,339,441	28,000,000
Net income (loss)	(39,584)												(39,584)
Other comprehensive income (loss)	592									638	(45)
Total Comprehensive income (loss)	(38,992)									638	(45)		(39,584)
Allocation of prior period loss							(69,800)		€ 61.8		2,254	[2]	67,593	[2]
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 204				21	[3]	198	[3]			(15)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	358,717	[3]	358,717
Non-cash stock-based compensation expense	$ 3,952						3,952
Ending balance at Jun. 30, 2026	$ 41,066				$ 5,924		$ 371,749			$ (32,679)	$ (264,344)		$ (39,584)
Ending balance, shares at Jun. 30, 2026 | shares			72,698,158	28,000,000

[1]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.
[2]	The standalone statutory loss for the year ended December 31, 2025 of the parent company was allocated to premiums related to share capital for 61.8 million euros or approximately 69.8 million U.S. dollars following the decision of the Annual General Meeting of shareholders which took place on June 25, 2026. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $2.3 million.
[3]	During the six-month period ended June 30, 2026, 358,717 ordinary shares were issued to the benefit of Cellectis employees related to free share plans which met vesting conditions and exercises of stock-options.